Share Capital and Employee Compensation Plans - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2025 year $ / shares	Dec. 31, 2024 year $ / shares
Share Capital and Employee Compensation Plans [Abstract]
Expected life (years) | year	2.8	2.3
Expected volatility	52.60%	60.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.80%	3.10%
Expected forfeiture rate	0.00%	0.00%
Fair value per option (C$) | $ / shares	$ 1.47	$ 1.11